Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following is a reconciliation of the beginning and ending balance for the changes in instruments with Level 3 inputs in the fair value hierarchy for the nine months ended September 30, 2013:

	Contingent value rights obligation to investors	Convertible obligation to Series C Convertible Preferred stockholders	Total
Beginning balance	$-	$-	$-
Fair value at issuance	-	(445,000)	(445,000)
Settlement of the CVR obligation to common investors	20,362	-	20,362
Fair value adjustment	(69,676)	(4,827)	(74,503)
Transfers to Level 2	49,314	449,827	499,141
Ending balance	$-	$-	$-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents information about the Company's assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of September 30, 2013 and December 31, 2012, aggregated by the level in the fair value hierarchy within which those instruments fall (amounts in thousands):

	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
September 30, 2013:
Investment in real estate fund	$-	$9,480	$-	$9,480
Interest rate swap assets	-	7,088	-	7,088
Interest rate swap liabilities	-	(1,785)	-	(1,785)
Convertible obligation to Series C Convertible Preferred stockholders	-	(449,827)	-	(449,827)
Contingent value rights obligation to investors	-	(49,314)	-	(49,314)
December 31, 2012:
Investment in preferred securities	$41,654	$-	$-	$41,654
Interest rate swap liabilities	-	(3,830)	-	(3,830)

The following table presents information about the Company's assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those instruments fall (amounts in thousands):

	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2012
Investment securities	$41,654	$-	$-	$41,654
Interest rate swaps	$-	$(3,830)	$-	$(3,830)
Total	$41,654	$(3,830)	$-	$37,824
December 31, 2011
Interest rate swap	$-	$(98)	$-	$(98)

Fair Value, by Balance Sheet Grouping

The fair values of the Company's financial instruments that are not reported at fair value on the consolidated balance sheets are reported below (amounts in thousands):

	Level	Carrying Amount at September 30, 2013	Fair Value at September 30, 2013	Carrying Amount at December 31, 2012	Fair Value at December 31, 2012
Convertible debt	3	$300,975	$300,628	$-	$-
Mortgage notes payable	3	269,891	273,536	265,118	271,056
Senior secured revolving credit facility	3	-	-	124,604	124,604
Senior corporate credit facility	3	600,000	600,000	-	-
		$1,170,866	$1,174,164	$389,722	$395,660

The fair values of the Company's financial instruments that are not reported at fair value on the consolidated balance sheets are reported below (amounts in thousands):

	Level	Carrying Amount at December 31, 2012	Fair Value at December 31, 2012	Carrying Amount at December 31, 2011	Fair Value at December 31, 2011
Mortgage notes payable	3	$265,118	$271,056	$35,320	$35,686
Senior secured revolving credit facility	3	$124,604	$124,604	$42,407	$42,407